Alger Growth & Income Portfolio Shareholder Fees	Dec. 31, 2025 USD ($)
Class I2 [Member] | Alger Growth & Income Portfolio | Class I-2
Prospectus [Line Items]
Shareholder Fee, Other	$ 0